Preferred Shares - Additional Information (Detail) ¥ / shares in Units, ¥ in Thousands, $ in Thousands					12 Months Ended
	Sep. 20, 2017 CNY (¥) shares	Sep. 20, 2017 USD ($) shares	Jun. 05, 2017 CNY (¥) shares	Jun. 05, 2017 USD ($) shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2017 CNY (¥)
Preferred shares, cash proceeds received					¥ 47,436	$ 6,814	¥ 34,300
Preferred shares, dividend rate per annum					8.00%	8.00%
Preferred shares, dividends declared | ¥ / shares					¥ 0
Preferred shares, adjustment to conversion price | ¥					¥ 0
Preferred stock, redemption premium percentage					10.00%	10.00%
Preferred shares, redemption rights					If a Qualified IPO does not occur on or before July 30, 2019 (the “Redemption Start Date”), then subject to the exercise or waiver of redemption rights by all of the holders of Redeemable Convertible Preferred Shares, the Redeemable Convertible Preferred Shares at any time after the Redemption Start Date, shall be redeemable a price equal to (i) one hundred percent (100%) of the original issuance price, plus (ii) any declared but unpaid dividend, plus (iii) accrued interest at an interest rate of ten percent (10%) per annum compounded annually commencing from the original issuance date of each Redeemable Convertible Preferred Share.	If a Qualified IPO does not occur on or before July 30, 2019 (the “Redemption Start Date”), then subject to the exercise or waiver of redemption rights by all of the holders of Redeemable Convertible Preferred Shares, the Redeemable Convertible Preferred Shares at any time after the Redemption Start Date, shall be redeemable a price equal to (i) one hundred percent (100%) of the original issuance price, plus (ii) any declared but unpaid dividend, plus (iii) accrued interest at an interest rate of ten percent (10%) per annum compounded annually commencing from the original issuance date of each Redeemable Convertible Preferred Share.
Series C Redeemable Convertible Preferred stock [Member]
Preferred shares, issued	342,351	342,351	517,691	517,691	1,189,397	1,189,397
Preferred shares, value				$ 5,061	¥ 47,436	$ 7,000
Preferred shares, cash proceeds received	¥ 34,300	$ 5,061	¥ 34,300		47,436	7,000
Preferred shares, issuance costs					¥ 743	$ 110
Preferred shares, liquidation preference, percentage of original issuance price					150.00%	150.00%
Series B Redeemable Convertible Preferred Stock [Member]
Preferred shares, liquidation preference, percentage of original issuance price					150.00%	150.00%
Series A Redeemable Convertible Preferred Stock [Member]
Preferred shares, liquidation preference, percentage of original issuance price					150.00%	150.00%
Series Seed Convertible Preferred Stock [Member]
Preferred shares, liquidation preference, percentage of original issuance price					100.00%	100.00%
Common Class A [Member]
Preferred shares, number of ordinary shares					37,682,167	37,682,167
Common Class B [Member]
Preferred shares, number of ordinary shares					1,375,934	1,375,934